EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

11. EQUITY

Stapled Unitholders' Equity

(a)	Stapled Units

The stapled units consist of one unit of Granite REIT and one common share of Granite GP. Granite REIT is authorized to issue an unlimited number of units. Granite GP's authorized share capital consists of an unlimited number of common shares without par value. Each stapled unit is entitled to distributions and/or dividends in the case of Granite GP as and when declared and, in the event of termination of Granite REIT and Granite GP, to the net assets of Granite REIT and Granite GP remaining after satisfaction of all liabilities.

(b)	Unit-Based Compensation

Incentive Stock Option Plan

The Incentive Stock Option Plan (the "Option Plan") allows for the grant of stock options or appreciation rights to directors, officers, employees and consultants. As at December 31, 2017 and December 31, 2016, there were no options outstanding under this plan. No options have been granted since August 2010.

Director/Trustee Deferred Share Unit Plan

Effective November 3, 2003, Granite Co. established a Non-Employee Director Share-Based Compensation Plan (the "DSP"), which provides for a deferral of up to 100% of each non-employee director's total annual remuneration, at specified levels elected by each director, until such director ceases to be a director. In connection with the REIT conversion (note 1), effective January 3, 2013, the DSP was amended to entitle the holder to receive a payment based on the fair market value of a preferred share of Granite Co. that is equal in value to a stapled unit of the Trust. In addition, effective January 3, 2013, a new deferred share unit plan (the "new DSP") was established by Granite GP whereby each non-employee director/trustee is entitled to receive a portion of their annual retainer (and to elect to receive up to 100% of their annual remuneration) as deferred share units, which entitles them to receive a payment based on the fair market value of a preferred share of Granite Co. that is equal in value to a stapled unit.

The amounts deferred under the DSP and new DSP plans are reflected by notional deferred share units ("DSUs") whose value at the time that the particular payment to the director is determined reflects the fair market value of the Granite Co. preferred shares. The value of a DSU thus appreciates or depreciates with changes in the market price of the stapled units. The DSP and new DSP also provide for the accrual of notional distribution equivalents on any distributions paid on the stapled units. Under the DSP and new DSP, when a director or trustee leaves the Board, the director or trustee receives a cash payment at an elected date equal to the value of the accrued DSUs at such date. There is no option under the DSP and new DSP for directors or trustees to receive stapled units in exchange for DSUs.

A reconciliation of the changes in the DSUs outstanding is presented below:

	2017		2016
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value

DSUs outstanding, January 1	147	$35.43	135	$35.51
Granted	23	48.75	28	40.27
Settled	(142)	50.81	(16)	44.44

DSUs outstanding, December 31	28	$41.88	147	$35.43

Executive Deferred Stapled Unit Plan

The Executive Share Unit Plan (the "Stapled Unit Plan") is designed to provide equity-based compensation in the form of stapled units to executives and other employees (the "Participants"). The maximum number of stapled units which may be issued pursuant to the Stapled Unit Plan is 1.0 million. The Stapled Unit Plan entitles a Participant to receive a stapled unit or a cash payment equal to the market value of the stapled unit, which on any date is the volume weighted average trading price of a stapled unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the stapled units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of stapled units. The Stapled Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the stapled units. Stapled units are, unless otherwise agreed or otherwise required by the Stapled Unit Plan, settled within 60 days following vesting.

A reconciliation of the changes in stapled units outstanding under the Stapled Unit Plan is presented below:

	2017		2016
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value

Stapled units outstanding, January 1	82	$42.34	72	$41.03
New grants	49	45.81	67	40.61
Forfeited(1)	(3)	45.23	—	37.33
Settled(2)	(22)	45.36	(57)	38.24

Stapled units outstanding, December 31	106	$43.32	82	$42.34

(1)	Three thousand stapled units (2016 — 198 stapled units) were forfeited during the year ended December 31, 2017.
(2)	22 thousand stapled units (2016 — 57 thousand stapled units) were settled during the year ended December 31, 2017.

The Trust's unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2017	2016

DSPs for trustees/directors	$2,001	$2,078
Stapled Unit Plan for employees	2,911	1,330
Option Plan	—	274

Unit-based compensation expense	$4,912	$3,682

Fair value remeasurement expense included in the above	$1,237	$1,361

(c)	Normal Course Issuer Bid

On May 11, 2017, Granite announced the acceptance by the Toronto Stock Exchange ("TSX") of Granite's Notice of Intention to Make a Normal Course Issuer Bid ("NCIB"). Pursuant to the NCIB, Granite proposes to purchase through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 4,118,757 of Granite's issued and outstanding stapled units. The NCIB commenced on May 16, 2017 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 15, 2018. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 26,267 stapled units, subject to certain exceptions. Granite entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the stapled units under the NCIB during specified blackout periods. As at December 31, 2017, Granite has repurchased 241,034 stapled units for consideration of $12.0 million. The $1.2 million difference between the repurchase price and the average cost of the stapled units was charged to contributed surplus. An additional 891,440 units for consideration of $43.9 million were repurchased subsequent to the year-end and as of March 1, 2018.

(d)	Accumulated Other Comprehensive Income

Accumulated other comprehensive income consists of the following:

As at December 31,	2017	2016

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$183,729	$167,684
Fair value losses on derivatives designated as net investment hedges	(65,163)	(13,950)

	$118,566	$153,734

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Non-Controlling Interests

On November 17, 2016, the Trust acquired the remaining 10% interest in DGI LS, LLC, DGI Berks, LP and DGI Shepherdsville, LLC as well as the remaining 5% interest in DGI Portland, LLC for cash consideration totaling $12.1 million (US$ 9.0 million) which resulted in a 100% ownership interest in each of these subsidiaries.

A change in the Trust's ownership interest in a subsidiary that does not result in a loss of control is recorded as an equity transaction. As a result of the above mentioned acquisitions, $3.3 million (US$ 2.4 million) was recorded in Deficit, representing the difference between the total consideration paid of $12.1 million (US$ 9.0 million) and the $8.8 million (US$ 6.6 million) carrying value of the non-controlling interests which were derecognized on November 17, 2016.